CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenues
Integrated contract revenue	$ 248,576,098	$ 164,118,183	$ 149,303,309
Products sales	14,265,788	9,971,013	8,198,758
Total revenues	262,841,886	174,089,196	157,502,067
Cost of integrated contracts	165,354,157	110,268,475	99,423,487
Cost of products sold	6,359,013	3,668,899	3,500,471
Gross profit	91,128,716	60,151,822	54,578,109
Operating expenses
Selling expenses	20,445,846	12,152,019	10,021,832
General and administrative expenses	16,671,448	13,914,091	48,981,078
Research and development expenses	20,132,575	13,071,318	8,829,402
VAT refunds and government subsidies	(10,811,919)	(11,533,006)	(7,703,724)
Total operating expenses	46,437,950	27,604,422	60,128,588
Income (loss) from operations	44,690,766	32,547,400	(5,550,479)
Other income (expense), net	(208,093)	(215,277)	322,713
Gains on disposal of long term investments (note 7)	1,400,533		400,556
Dilution gain on share of an equity investee (note 7)	756,619
Share of net income of equity investees	2,847,866	3,958,073	178,167
Interest expense, net	(1,578,610)	(1,070,772)	(954,078)
Income (loss) before income taxes	47,909,081	35,219,424	(5,603,121)
Income taxes expenses (note 15)	6,443,967	7,663,433	3,061,141
Net income (loss)	41,465,114	27,555,991	(8,664,262)
Less: Net income (loss) attributable to non-controlling interests	(4,884)	1,851,453	5,186,802
Net income (loss) attributable to Hollysys Automation Technologies Ltd.	41,469,998	25,704,538	(13,851,064)
Other comprehensive income (loss)
Net income (loss)	41,465,114	27,555,991	(8,664,262)
Translation adjustments	9,308,905	1,219,809	605,582
Comprehensive income (loss)	50,774,019	28,775,800	(8,058,680)
Less: Comprehensive income attributable to non-controlling interests	35,753	1,876,297	5,254,351
Comprehensive income (loss) attributable to Hollysys Automation Technologies Ltd.	$ 50,738,266	$ 26,899,503	$ (13,313,031)
Net income (loss) per share (note 16)
Weighted average number of ordinary shares	54,564,842	51,243,667	44,950,833
Weighted average number of diluted ordinary shares	54,949,280	51,838,294	44,950,833
Basic earnings (loss) per share attributable to Hollysys Automation Technologies Ltd.	$ 0.76	$ 0.50	$ (0.31)
Diluted earnings (loss) per share attributable to Hollysys Automation Technologies Ltd.	$ 0.75	$ 0.50	$ (0.31)